Form N-1A Cover	Sep. 30, 2026
Prospectus [Line Items]
Document Type	497
Amendment Flag	false
Registrant Name	JNL SERIES TRUST
Entity Central Index Key	0000933691
Entity Investment Company Type	N-1A
Document Period End Date	Sep. 30, 2026
Prospectus Date	Apr. 27, 2026